Consolidated Statements of Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income (Loss) [Abstract]
Voyage revenues (note 12b)	$ 379,975	$ 374,008	$ 343,048
OPERATING EXPENSES (note 12b)
Voyage expenses	1,387	2,042	2,034
Vessel operating expenses	89,046	84,577	82,374
Depreciation and amortization	91,919	89,347	82,686
General and administrative (note 12a and 12b)	24,120	23,247	19,764
Gain on sale of vessel (note 17a)		(4,340)
Restructuring charge (note 18)	0	175	3,250
Total operating expenses	206,472	195,048	190,108
Income from vessel operations	173,503	178,960	152,940
OTHER ITEMS
Interest expense (notes 6, 10 and 12a)	(49,880)	(49,019)	(60,457)
Interest income (note 6)	6,687	7,190	13,873
Realized and unrealized loss on derivative instruments (note 13)	(63,030)	(78,720)	(40,950)
Foreign currency exchange gain (loss) (note 10)	10,310	27,545	(10,806)
Equity income (note 19)	20,584	8,043	27,639
Other (expense) income	(37)	615	392
Total other items	(75,366)	(84,346)	(70,309)
Net income before income tax expense	98,137	94,614	82,631
Income tax expense (note 11)	(781)	(1,670)	(694)
Net income	97,356	92,944	81,937
Non-controlling interest in net income	7,508	3,062	29,310
Dropdown Predecessors' interest in net income (note 2)		2,258	5,302
General Partners' interest in net income	11,474	8,896	5,180
Limited partners' interest in net income	$ 78,374	$ 78,728	$ 42,145
Limited partners' interest in net income per unit (note 16)
Common unit (basic and diluted)	$ 1.33	$ 1.46	$ 0.86
Subordinated unit (basic and diluted)		$ 2.04	$ 0.80
Total unit (basic and diluted)	$ 1.33	$ 1.48	$ 0.85
Weighted-average number of units outstanding:
Common units (basic and diluted)	59,147,422	51,481,035	40,912,100
Subordinated units (basic and diluted)		1,816,591	8,760,006
Total units (basic and diluted)	59,147,422	53,297,626	49,672,106
Cash distributions declared per unit	$ 2.52	$ 2.37	$ 2.28